Supplement to the
Fidelity® Puritan® Fund
September 26, 2002
Prospectus

The following information replaces similar information found in the "Buying and Selling Shares" section on page 11.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 12.

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 15.

You will be given 30 days' notice to re-establish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), for any reason, including solely due to declines in the fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

PUR-03-01 January 1, 2003
1.463149.107

Supplement to the
Fidelity® Balanced Fund
September 26, 2002
Prospectus

The following information replaces similar information found in the "Buying and Selling Shares" section on page 11.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 12.

  If you are selling some but not all of your shares, keep your fund balance above $2,000 to keep your fund position open ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 15.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), for any reason, including solely due to declines in the fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

BAL-03-01 January 1, 2003
1.468108.107

Supplement to the
Fidelity® Low-Priced Stock Fund
September 26, 2002 Prospectus

Effective after the close of business on Friday November 15, 2002, shares of the fund are available to new accounts. Accordingly, the first paragraph under the heading "Buying Shares" on page 10 is no longer applicable. Also, the ninth bullet under the heading "Selling Shares" on page 12 is no longer applicable.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 10.

Fund Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAsA	$200
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 12.

  ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts), except fund positions not subject to balance minimums.

The following information replaces similar information found in the "Features and Policies" section on page 15.

You will be given 30 days' notice to reestablish the minimum balance if your fund balance falls below $2,000 ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keough accounts) for any reason, including solely due to declines in the fund's NAV. If you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

LPS-03-01 January 1, 2003
1.480654.110